Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	COMMUNICATIONS — 2.7%
254,000	Twitter, Inc.*	$16,162,020
	CONSUMER DISCRETIONARY — 5.4%
466,000	Cie Generale des Etablissements Michelin SCA - ADR[1]	13,966,020
179,600	Lennar Corp. - Class A	18,180,908
78	Lennar Corp. - Class B	6,423
		32,153,351
	CONSUMER STAPLES — 7.0%
241,900	Coca-Cola Co.	12,750,549
92,000	Procter & Gamble Co.	12,459,560
134,300	Tyson Foods, Inc. - Class A	9,978,490
123,500	Walgreens Boots Alliance, Inc.	6,780,150
		41,968,749
	ENERGY — 3.4%
594,000	Cabot Oil & Gas Corp.	11,155,320
112,200	Phillips 66	9,148,788
		20,304,108
	FINANCIALS — 19.6%
58,300	Ameriprise Financial, Inc.	13,551,835
131,800	Capital One Financial Corp.	16,768,914
62,000	Chubb Ltd.[1]	9,794,140
120,500	Cincinnati Financial Corp.	12,422,345
115,400	Commerce Bancshares, Inc.	8,840,794
92,300	Cullen/Frost Bankers, Inc.	10,038,548
146,300	East West Bancorp, Inc.	10,796,940
97,000	JPMorgan Chase & Co.	14,766,310
1,142,000	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	6,143,960
81,200	PNC Financial Services Group, Inc.	14,243,292
		117,367,078
	HEALTH CARE — 14.0%
176,000	Alcon, Inc.*,1	12,351,680
61,800	Amgen, Inc.	15,376,458
96,300	Danaher Corp.	21,675,204
360,000	Elanco Animal Health, Inc.*	10,602,000
118,500	Medtronic PLC[1]	13,998,405
113,000	Novartis A.G. - ADR[1]	9,659,240
		83,662,987

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 11.5%
102,800	Allegion PLC[1]	$12,913,736
57,200	General Dynamics Corp.	10,385,232
248,000	Johnson Controls International PLC[1]	14,798,160
54,400	Parker-Hannifin Corp.	17,159,392
130,000	Xylem, Inc.	13,673,400
		68,929,920
	MATERIALS — 7.7%
387,400	Corteva, Inc.	18,060,588
44,500	Martin Marietta Materials, Inc.	14,943,990
143,000	RPM International, Inc.	13,134,550
		46,139,128
	REAL ESTATE — 4.5%
88,200	Crown Castle International Corp. - REIT	15,181,866
92,000	Equity LifeStyle Properties, Inc. - REIT	5,854,880
40,000	Sun Communities, Inc. - REIT	6,001,600
		27,038,346
	TECHNOLOGY — 22.2%
43,800	Adobe, Inc.*	20,821,206
58,600	ANSYS, Inc.*	19,898,216
116,100	Microchip Technology, Inc.	18,021,042
99,400	Microsoft Corp.	23,435,538
60,400	PayPal Holdings, Inc.*	14,667,536
122,300	QUALCOMM, Inc.	16,215,757
183,800	Sony Group Corp. - ADR[1]	19,484,638
		132,543,933
	Total Common Stocks
	(Cost $480,912,400)	586,269,620

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.8%
$16,779,699	UMB Money Market Fiduciary, 0.01%[2]	$16,779,699
	Total Short-Term Investments
	(Cost $16,779,699)	16,779,699
	TOTAL INVESTMENTS — 100.8%
	(Cost $497,692,099)	603,049,319
	Liabilities in Excess of Other Assets — (0.8)%	(4,686,471)
	TOTAL NET ASSETS — 100.0%	$598,362,848

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.